REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers	The following table disaggregates revenue by metal:

For the years ended December 31,	2022	2021
Gold	$1,610.0	$1,592.4
Silver	197.1	223.0
Total revenue	$1,807.1	$1,815.4